Fair values of financial instruments carried at fair value - Quantitative information about significant unobservable inputs in Level 3 valuations (Details) $ in Millions	Dec. 31, 2020 USD ($) quote	Dec. 31, 2019 USD ($) quote
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 2,880,751	$ 2,621,427
Financial liabilities	2,655,014	2,409,361
Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	20,300	19,809
Financial liabilities	9,656	7,371
Level 3 | Recurring fair value measurement | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	4
Level 3 | Recurring fair value measurement | Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	5,330	5,063
Level 3 | Recurring fair value measurement | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	4,069
Level 3 | Recurring fair value measurement | – FX-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	608
Level 3 | Recurring fair value measurement | – other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	653
Level 3 | Recurring fair value measurement | Other derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	4,187	2,302
Level 3 | Recurring fair value measurement | Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	135	2
Level 3 | Recurring fair value measurement | – repurchase agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	128
Level 3 | Recurring fair value measurement | - other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	7
Level 3 | Recurring fair value measurement | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	11,905	9,551
Level 3 | Recurring fair value measurement | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,834	1,836
Level 3 | Recurring fair value measurement | – collateralised loan/debt obligation
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	59
Level 3 | Recurring fair value measurement | – other ABSs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,775
Level 3 | Recurring fair value measurement | Derivatives with monolines
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	68	$ 66
Level 3 | Recurring fair value measurement | Other derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,602
Level 3 | Recurring fair value measurement | Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,891
Level 3 | Recurring fair value measurement | – repurchase agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	872
Level 3 | Recurring fair value measurement | - other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,019
Level 3 | Recurring fair value measurement | Interest rate
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,300
Financial liabilities	1,414
Level 3 | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	707
Level 3 | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	370
Level 3 | Recurring fair value measurement | Interest rate | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	337
Level 3 | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	285
Level 3 | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	529
Level 3 | Recurring fair value measurement | Interest rate | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	486
Level 3 | Recurring fair value measurement | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	468
Financial liabilities	466
Level 3 | Recurring fair value measurement | Foreign exchange | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	272
Level 3 | Recurring fair value measurement | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	194
Level 3 | Recurring fair value measurement | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	152
Level 3 | Recurring fair value measurement | Foreign exchange | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	316
Level 3 | Recurring fair value measurement | Equities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	754
Financial liabilities	2,244
Level 3 | Recurring fair value measurement | Equities | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,153
Level 3 | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,091
Level 3 | Recurring fair value measurement | Equities | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	171
Level 3 | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	583
Level 3 | Recurring fair value measurement | Credit
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	80
Financial liabilities	63
Level 3 | Recurring fair value measurement | Credit | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	63
Level 3 | Recurring fair value measurement | Credit | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 80
Constant prepayment rate, measurement input | Bottom of range | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.06	0.06
Constant prepayment rate, measurement input | Top of range | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.06	0.07
Constant prepayment rate, measurement input | Market proxy | Bottom of range | Recurring fair value measurement | – collateralised loan/debt obligation
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0	0
Constant prepayment rate, measurement input | Market proxy | Top of range | Recurring fair value measurement | – collateralised loan/debt obligation
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.09	0.09
Constant prepayment rate, measurement input | Model – Discounted cash flow | Bottom of range | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.06	0.06
Constant prepayment rate, measurement input | Model – Discounted cash flow | Top of range | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.06	0.07
Bid quotes, measurement input | Market proxy | Bottom of range | Recurring fair value measurement | – collateralised loan/debt obligation
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage | quote	0	0
Bid quotes, measurement input | Market proxy | Bottom of range | Recurring fair value measurement | – other ABSs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage | quote	0	0
Bid quotes, measurement input | Market proxy | Top of range | Recurring fair value measurement | – collateralised loan/debt obligation
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage | quote	100	100
Bid quotes, measurement input | Market proxy | Top of range | Recurring fair value measurement | – other ABSs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage | quote	101	101
Historical volatility for shares, measurement input | Bottom of range | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0	0
Historical volatility for shares, measurement input | Top of range | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	1.20	0.89
Historical volatility for shares, measurement input | Model – Option model | Bottom of range | Recurring fair value measurement | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.06	0.05
Historical volatility for shares, measurement input | Model – Option model | Bottom of range | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0	0
Historical volatility for shares, measurement input | Model – Option model | Top of range | Recurring fair value measurement | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	1.15	0.90
Historical volatility for shares, measurement input | Model – Option model | Top of range | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	1.20	0.89
Equity correlation, measurement input | Model – Option model | Bottom of range | Recurring fair value measurement | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	(0.04)	0.09
Equity correlation, measurement input | Model – Option model | Top of range | Recurring fair value measurement | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.88	0.93
Foreign exchange volatility, measurement input | Bottom of range | Recurring fair value measurement | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0	0.01
Foreign exchange volatility, measurement input | Top of range | Recurring fair value measurement | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.43	0.25
Foreign exchange volatility, measurement input | Model – Option model | Bottom of range | Recurring fair value measurement | – FX-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0	0.01
Foreign exchange volatility, measurement input | Model – Option model | Bottom of range | Recurring fair value measurement | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0	0.01
Foreign exchange volatility, measurement input | Model – Option model | Top of range | Recurring fair value measurement | – FX-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.36	0.23
Foreign exchange volatility, measurement input | Model – Option model | Top of range | Recurring fair value measurement | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.43	0.25
Credit spread, measurement input | Model – Discounted cash flow | Bottom of range | Recurring fair value measurement | Derivatives with monolines
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.02	0
Credit spread, measurement input | Model – Discounted cash flow | Top of range | Recurring fair value measurement | Derivatives with monolines
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.02	0.02
Interest rate, measurement input | Bottom of range | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.06	0.08
Interest rate, measurement input | Top of range | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.28	0.22
Interest rate, measurement input | Model – Option model | Bottom of range | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.06	0.08
Interest rate, measurement input | Model – Option model | Top of range | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.28	0.22
Interest rate, measurement input | Model – Discounted cash flow | Bottom of range | Recurring fair value measurement | – repurchase agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0	0.01
Interest rate, measurement input | Model – Discounted cash flow | Top of range | Recurring fair value measurement | – repurchase agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.05	0.08
Credit volatility, measurement input | Model – Discounted cash flow | Bottom of range | Recurring fair value measurement | – structured certificates
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0	0.04
Credit volatility, measurement input | Model – Discounted cash flow | Top of range | Recurring fair value measurement | – structured certificates
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0	0.04